Combined Prospectus - Combined Prospectus: 1	Oct. 03, 2025 USD ($) shares
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount of Securities Previously Registered | shares	7,763,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 197,219,015.00
Form Type	S-1
File Number	333-283212
Initial Effective Date	Nov. 26, 2024
Combined Prospectus Note	Pursuant to Rule 416 under the Securities Act, the amount of securities previously registered include such indeterminate number of shares of common stock and preferred stock as may be issuable as a result of any stock splits, stock dividends or similar transactions. The Amount of Securities Previously Registered consists of (i) 7,083,000 shares of Common Stock in respect of the September 2024 Private Placement Common Shares (including shares of Common Stock that were issued upon the conversion of shares of Series A preferred stock into shares of Common Stock in November 2024) and (ii) 680,000 shares of Common Stock issuable upon the exercise of the September 2024 Pre-Funded Warrants held by certain selling stockholders. The Maximum Aggregate Offering Price of Securities Previously Registered is estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of common stock on the Nasdaq Global Market on November 7, 2024, in accordance with Rule 457(c) under the Securities Act.